Offerings	Nov. 10, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.0087%
Offering Note	There are being registered hereunder such indeterminate number of shares of common stock, such indeterminate number of shares of preferred stock, such indeterminate principal amount of debt securities and such indeterminate number of warrants to purchase common stock, preferred stock or debt securities as may be sold from time to time by the Registrant. The securities registered also include such indeterminate number of shares of common stock, preferred stock and amount of debt securities as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The Registrant is relying on Rules 456(b) and 457(r) under the Securities Act, to defer payment of the entire registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.0087%
Offering Note	There are being registered hereunder such indeterminate number of shares of common stock, such indeterminate number of shares of preferred stock, such indeterminate principal amount of debt securities and such indeterminate number of warrants to purchase common stock, preferred stock or debt securities as may be sold from time to time by the Registrant. The securities registered also include such indeterminate number of shares of common stock, preferred stock and amount of debt securities as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The Registrant is relying on Rules 456(b) and 457(r) under the Securities Act, to defer payment of the entire registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering Note	There are being registered hereunder such indeterminate number of shares of common stock, such indeterminate number of shares of preferred stock, such indeterminate principal amount of debt securities and such indeterminate number of warrants to purchase common stock, preferred stock or debt securities as may be sold from time to time by the Registrant. The securities registered also include such indeterminate number of shares of common stock, preferred stock and amount of debt securities as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The Registrant is relying on Rules 456(b) and 457(r) under the Securities Act, to defer payment of the entire registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering Note	See Offering Note 1. The warrants covered by this registration statement may be warrants to purchase common stock, preferred stock and/or debt securities of the Registrant.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 150,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 13,050.00
Offering Note	On November 2, 2023, the Registrant filed a registration statement on Form S-3, which was effective upon filing (File No. 333-275279) (the "2023 Registration Statement"), registering, among other securities, the offer and sale of up to $150,000,000 of common stock of the Registrant (the "Original ATM Common Stock") pursuant to a sales agreement, dated November 2, 2023, with Leerink Partners LLC and Cantor Fitzgerald & Co. Pursuant to Rule 457(p) under the Securities Act, the registration fee applicable to the Original ATM Common Stock, in the amount of $22,140, was offset in part by $15,339.92 in registration fees previously paid by the Registrant with respect to the securities registered (the "2020 Securities") but not issued pursuant to a registration statement on Form S-3, declared effective on August 18, 2020 (File No. 333-241663) filed by the Registrant on August 6, 2020 (the "2020 Registration Statement"). The remaining unused registration fee paid in connection with the 2020 Registration Statement and the 2020 Securities was $23,600.08, which amount was transferred to and considered paid in connection with the 2023 Registration Statement, pursuant to Rule 457(p). Pursuant to the 2023 Registration Statement, the Registrant sold $32,408,074.80 of Original ATM Common Stock, which equates to an associated registration fee of $4,783.43 based on the total registration fee paid in connection with the filing of the 2023 Registration Statement. Accordingly, the aggregate unused registration fees considered paid in connection with the 2023 Registration Statement and the Original ATM Common Stock are $40,956.65. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $13,050 applicable to the $150,000,000 of common stock of the Registrant being registered hereby is offset by $13,050 in registration fees previously paid by the Registrant with respect to Original ATM Common Stock that were registered but not issued pursuant to the 2023 Registration Statement. Accordingly, no registration fees are being paid at this time. Concurrently with the filing of this registration statement, any offering of unsold Original ATM Common Stock pursuant to the 2023 Registration Statement is hereby terminated. Pursuant to Rule 457(p) under the Securities Act, the remaining unused fees from the 2023 Registration Statement ($27,906.65) will be applied to the fees payable pursuant to this registration statement under the applicable prospectus supplement.